LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF OPERATING LEASE COST
	December 31,
	2023	2022

Operating lease costs	54,723	80,501

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASE

	December 31,
	2023	2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	51,353	62,679
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	15,709	47,280

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

	December 31,
	2023	2022

Operating leases:
Operating leases right-of-use asset	56,568	121,855

Current operating lease liabilities	40,515	66,311
Non-current operating lease liabilities	7,181	40,023
Total operating lease liabilities	47,696	106,334

Weighted average remaining lease term (years)	1.08	1.78

Weighted average discount rate	4%	4%

SCHEDULE OF MINIMUM LEASE PAYMENTS UNDER NON- CANCELABLE LEASES
2023

2024	41,233
2025	7,739
Total operating lease payments	48,972
Less: imputed interest	(1,276)
Present value of lease liabilities	47,696